TERNIUM TO INTEGRATE OPERATIONS IN THE USMCA	12 Months Ended
Dec. 31, 2023
Disclosure of operating segments [abstract]
TERNIUM TO INTEGRATE OPERATIONS IN THE USMCA

	Year ended December 31, 2023
	Steel	Mining	Usiminas	Inter-segment eliminations	Total

Operating income - Management view	2,404,189	(58,037)	64,423	(6,401)	2,404,174
Reconciliation:
Differences in Cost of sales					(206,160)

Operating income - Under IFRS					2,198,014

Financial income (expense), net					123,454
Equity in earnings (losses) of non-consolidated companies					105,305
Effect related to the increase of the participation in Usiminas					(171,045)
Recycling of other comprehensive income related to Usiminas					(934,946)

Income before income tax expense - IFRS					1,320,782

Net sales from external customers	14,909,209	96	2,700,787	—	17,610,092
Net sales from transactions with other operating segments of the same entity	285,025	500,401	31,620	(817,046)	—

Depreciation and amortization	(520,328)	(107,546)	(29,819)	—	(657,693)

	Year ended December 31, 2022
	Steel	Mining	Usiminas	Inter-segment eliminations	Total

Operating income - Management view	2,556,949	3,716	—	10,500	2,571,165
Reconciliation:
Differences in Cost of sales					128,354

Operating income - Under IFRS					2,699,519

Financial income (expense), net					(70,133)
Equity in earnings (losses) of non-consolidated companies					37,114

Income before income tax expense - IFRS					2,666,500

Net sales from external customers	16,414,334	132	—	—	16,414,466
Net sales from transactions with other operating segments of the same entity	—	410,636	—	(410,636)	—

Depreciation and amortization	(523,818)	(92,674)	—	—	(616,492)

	Year ended December 31, 2021
	Steel	Mining	Usiminas	Inter-segment eliminations	Total

Operating income - Management view	4,210,135	204,070	—	1,586	4,415,791
Reconciliation:
Differences in Cost of sales					855,345

Operating income - Under IFRS					5,271,136

Financial income (expense), net					92,462
Equity in earnings (losses) of non-consolidated companies					400,732

Income before income tax expense - IFRS					5,764,330

Net sales from external customers	16,043,033	47,711	—	—	16,090,744
Net sales from transactions with other operating segments of the same entity	—	478,559	—	(478,559)	—

Depreciation and amortization	(528,144)	(63,646)	—	—	(591,790)
Information on segment assets is not disclosed as it is not reviewed by the CEO.
5.    SEGMENT INFORMATION (continued)
TERNIUM TO INTEGRATE OPERATIONS IN THE USMCA
On February 14, 2023, Ternium's Board of Directors approved the construction of a new upstream production capacity project into the company’s existing downstream facility in Pesquería, Nuevo León, Mexico. The increased slab production capacity will complement and support the company’s new state-of-the-art hot rolling mill, which began operations in mid-2021, as well as the previously announced downstream project in Mexico. Ternium expects to invest approximately $2.4 billion toward the construction of an electric arc furnace (EAF)-based steel shop with annual capacity of 2.6 million tons, as well as a direct reduced iron (DRI) module with annual capacity of 2.1 million tons. The slab production capacity program will also include the construction of a port facility for raw material handling. Start of operations is anticipated to occur during the first half of 2026.